AXA Equitable Life Insurance Company

Supplement dated November 15, 2017 to current prospectuses dated May 1, 2017 for

•	Accumulator®
•	Accumulator® Elite
•	Accumulator® Plus
•	Accumulator® Select

This Supplement updates certain information in the most recent prospectuses and statements of additional information dated May 1, 2017 (collectively the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group at 1-800-789-7771.

This Supplement describes a “new” lump sum payment option (“Guaranteed Benefit Lump Sum Payment”), which is currently available under limited circumstances, as an alternative to receiving periodic cash payments over your lifetime under the Guaranteed minimum income benefit option. Please be advised that electing the Guaranteed Benefit Lump Sum Payment is completely voluntary and you are not required take any action at this time under your contract.

1.	The following is added after the last paragraph under “Guaranteed benefit offers” in “Contract features and benefits”:

Guaranteed Benefit Lump Sum Payment Option

The Guaranteed Benefit Lump Sum Payment option is currently available under limited circumstances. It is available to you if you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, 1-2 business days thereafter we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments based on a single life annuity payout;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer; and

7.	The reason we are making the Guaranteed Benefit Lump Sum offer.

8.	That you may elect to receive a reduced series of income payments based on joint lives and can contact the customer services group to obtain the amount of a joint life annuity.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB in the form of a single life annuity, adjusted for any outstanding withdrawal charge; and

•	The interest rate at the time your account value fell to zero.

IM-33-18 (9.17)	Cat.#157170 (9.17)
Accumulator ‘04 (Inforce)	450147

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment and GMIB utilization rates. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. Your payment will be reduced, as applicable, by any annual payments made since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix A.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB. When you purchased your contract you made a determination that the lifetime income stream available under the GMIB was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB; and

•

Whether a lump sum payment (which may be up to 50% less than the present value of the future stream of payments) is more important to you than a future stream of payments. See Hypothetical Illustration in Exhibit A.

•	Whether there are differences in tax consequences for taking a lump sum as opposed to receiving annuity payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

2.	The first paragraph of the “Incorporation of certain documents by reference” section in the Prospectus is deleted in its entirety and replaced with the following:

AXA Equitable’s Annual Report on Form 10-K for the period ended December 31, 2016 (the “Annual Report”) is considered to be part of this Prospectus because it is incorporated by reference, as are AXA Equitable’s Quarterly Report on Form 10-Q (filed on May 15, 2017 and August 14, 2017) and AXA Equitable’s Current Reports on Form 8-K (filed on February 17, 2017, May 5, 2017 and May 18, 2017).

Accumulator® is issued by and is a registered service mark of AXA Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2017 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

Appendix A

Guaranteed Benefit Lump Sum Payment Option

Hypothetical Illustration

Example 1*. GMIB:

Assume the contract owner is a 75 year old male who elected the GMIB at contract issue. Further assume the GMIB benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. If the no lapse guarantee remains in effect, the contract owner would receive one of the following:

If the type of Annuity is1:	Then the annual payment amount would be:
A single life annuity	$7,764.13
A single life annuity with a maximum 10-year period certain	$6,406.96
A joint life annuity	$5,675.19
A joint life annuity with a maximum 10-year period certain	$5,561.69
1	These are the only annuity payout options available under the GMIB. Not all annuity payout options are available in all contract series.

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following (based on a single life annuity):

If the percentage of contract reserve is:	Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$35,397.46
60%	$42,476.95
70%	$49,556.45
80%	$56,635.94
90%	$63,715.43
*	These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of future projections. The results are for illustrative purposes and are not intended to represent your particular situation. Your guaranteed annual payments or Guaranteed Benefit Lump Sum Payment amount may be higher or lower than the amounts shown.

AXA Equitable Life Insurance Company

Supplement dated November 15, 2017 to current prospectuses dated May 1, 2017 for

•	Accumulator®
•	Accumulator® Elite
•	Accumulator® Plus
•	Accumulator® Select

This Supplement updates certain information in the most recent prospectuses and statements of additional information dated May 1, 2017 (collectively the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group at 1-800-789-7771.

This Supplement describes a “new” lump sum payment option (“Guaranteed Benefit Lump Sum Payment”), which is currently available under limited circumstances, as an alternative to receiving periodic cash payments over your lifetime under the Guaranteed minimum income benefit option or taking certain guaranteed withdrawals over your lifetime and keeping a guaranteed death benefit under the Guaranteed withdrawal benefit for life option. Please be advised that electing the Guaranteed Benefit Lump Sum Payment is completely voluntary and you are not required take any action at this time under your contract.

1.	The following is added after the last paragraph under “Guaranteed benefit offers” in “Contract features and benefits”:

Guaranteed Benefit Lump Sum Payment Option

The Guaranteed Benefit Lump Sum Payment option is currently available under the following limited circumstances.

(1)	If you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges;

or

(2)	If you elected a Guaranteed withdrawal benefit for life (“GWBL”) or elected a GMIB that converted to a GWBL, and your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, 1-2 business days thereafter we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments based on a single life annuity for GMIB or on the annuity option elected and applicable withdrawal rate for GWBL;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer; and

7.	The reason we are making the Guaranteed Benefit Lump Sum offer.

8.	That you may elect to receive a reduced series of income payments based on joint lives and can contact the customer services group to obtain the amount of a joint life annuity.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract. In the case of the GWBL, we will issue you a supplementary life annuity contract and any of the applicable benefits will continue.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

IM-34-19 (9.17)	Cat.#157171 (9.17)
Accumulator 6, 7, 8, 9 (Inforce)	450157

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB, adjusted for any outstanding withdrawal charge or, in the case of the GWBL, the guaranteed annual withdrawal amount, in the form of a single life annuity;

•	The interest rate at the time your account value fell to zero; and

•	Any remaining guaranteed minimum death benefit under the GWBL feature.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment and GMIB utilization rates. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. If you have the GMIB, your payment will be reduced, as applicable, by any annual payments made since your account value fell to zero. If you have the GWBL, your payment will be reduced, as applicable, by any GWBL withdrawals made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix A.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB and/or the opportunity to take certain guaranteed withdrawals and keep any level of guaranteed death benefit under the GWBL. When you purchased your contract you made a determination that the lifetime income stream available under the GMIB or the GWBL was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB or the GWBL;

•

If you have the GWBL, whether it is important for you to leave a minimum death benefit to your beneficiaries as the election of the guaranteed lump sum option will terminate any guaranteed minimum death benefit, if still in effect; and

•

Whether a lump sum payment (which may be up to 50% less than the present value of the future stream of payments) is more important to you than a future stream of payments. See Hypothetical Illustrations in Exhibit A.

•	Whether there are differences in tax consequences for taking a lump sum as opposed to receiving annuity payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

2.	For certain contracts, the first paragraph of the “Incorporation of certain documents by reference” section in the Prospectus is deleted in its entirety and replaced with the following:

AXA Equitable’s Annual Report on Form 10-K for the period ended December 31, 2016 (the “Annual Report”) is considered to be part of this Prospectus because it is incorporated by reference, as are AXA Equitable’s Quarterly Report on Form 10-Q (filed on May 15, 2017 and August 14, 2017) and AXA Equitable’s Current Reports on Form 8-K (filed on February 17, 2017, May 5, 2017 and May 18, 2017).

Accumulator® is issued by and is a registered service mark of AXA Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2017 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

Appendix A

Guaranteed Benefit Lump Sum Payment Option

Hypothetical Illustrations

Example 1*. GMIB

Assume the contract owner is a 75 year old male who elected the GMIB at contract issue. Further assume the GMIB benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. If the no lapse guarantee remains in effect, the contract owner would receive one of the following:

If the type of Annuity is1:	Then the annual payment amount would be:
A single life annuity	$7,764.13
A single life annuity with a maximum 10-year period certain	$6,406.96
A joint life annuity	$5,675.19
A joint life annuity with a maximum 10-year period certain	$5,561.69
1	These are the only annuity payout options available under the GMIB. Not all annuity payout options are available in all contract series.

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following (based on a single life annuity):

If the percentage of contract reserve is:	Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$35,397.46
60%	$42,476.95
70%	$49,556.45
80%	$56,635.94
90%	$63,715.43

Example 2*. GWBL — with no guaranteed minimum or enhanced death benefit

Assume the contract owner is a 75 year old male who elected the GWBL at contract issue. Also assume the contract has no guaranteed minimum or enhanced death benefit. Further assume the GWBL benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. The contract owner would receive one the following:

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$19,025.75	$23,782.19	$28,538.63
60%	$22,830.90	$28,538.63	$34,246.36
70%	$26,636.05	$33,295.07	$39,954.08
80%	$30,441.20	$38,051.51	$45,661.81
90%	$34,246.36	$42,807.94	$51,369.53

Example 3*. GWBL — with a guaranteed minimum or enhanced death benefit

Assume the same facts in Example 2 above; except that the contract includes a $100,000 guaranteed minimum or enhanced death benefit at the time the account value fell to zero.

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$31,602.39	$35,561.38	$39,341.92
60%	$37,922.87	$42,673.65	$47,210.30
70%	$44,243.34	$49,785.93	$55,078.69
80%	$50,563.82	$56,898.20	$62,947.07
90%	$56,884.30	$64,010.48	$70,815.46
*	These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of future projections. Examples 2 and 3 do not reflect GAWA payments made on a joint life basis. GAWA Payments made on a joint life basis would be lower. In addition, Examples 2 and 3 do not reflect reductions for any annual payments under a Customized payment plan or Maximum payment plan made since the account value fell to zero. The results are for illustrative purposes and are not intended to represent your particular situation. Your guaranteed annual payments or Guaranteed Benefit Lump Sum Payment amount may be higher or lower than the amounts shown.